MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Short-term:
Trading securities	$ 17,102	[1]	$ 13,976	[1]
Available-for-sale securities	854		890
Total short-term securities	17,956		14,866
Long-term:
Available-for-sale security	520		331
Total long-term securities	$ 520		$ 331

[1]	The Company recognized trading gains (losses) in amounts of $ 957 and $ 987 during the years ended December 31, 2012 and 2013, respectively.